Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income for the year	R$ 5,557,332	R$ 5,039,977	R$ 4,057,902
Other comprehensive income that may be reclassified into income in subsequent periods	25,159	(5,414)	(15,834)
Gains (losses) on derivative financial instruments	898	(922)	642
Taxes	(305)	314	(218)
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	24,566	(4,806)	(16,258)
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	367,275	(99,017)	(51,729)
Unrealized gains (losses) on financial assets at fair value through other comprehensive income	(21)	(90)	(212)
Taxes	8	30	72
Actuarial gains (losses) and limitation effect of the assets of surplus plan	555,441	(147,882)	(77,924)
Taxes	(188,153)	48,925	26,335
Other comprehensive income (losses)	392,434	(104,431)	(67,563)
Total comprehensive income for the year	5,949,766	4,935,546	3,990,339
Attributable to:
Controlling shareholders	5,940,393	4,924,755	4,017,653
Non-controlling shareholders	R$ 9,373	R$ 10,791	R$ (27,314)